OPERATING LEASES (Tables)	12 Months Ended
Dec. 31, 2024
OPERATING LEASES
Summary of supplemental information related to operating leases

	As of December 31,
	2023	2024
	RMB	RMB
Operating lease right-of-use assets	76,821,285	71,223,350

Operating lease liabilities—current (Note 10)	5,094,066	1,253,020
Operating lease liabilities—non-current	280,421	89,990
Total operating lease liabilities	5,374,487	1,343,010

	For the Year Ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Cash paid for amounts included in the measurement of operating lease liabilities	8,046,828	7,711,479	5,263,335
Right-of-use assets obtained in exchange for new operating lease liabilities	921,405	3,744,607	1,144,700
Modification to right-of-use assets	—	(5,217,099)	—

Schedule of maturities of lease liabilities under the group's non-cancellable operating leases

As of December 31, 2024
RMB
Within 1 year	1,265,461
After 1 year but within 2 years	90,734
Total undiscounted lease payment	1,356,195
less: Imputed interest	(13,185)
Present value of lease liabilities	1,343,010